Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR® SSGA US Sector Rotation ETF
(the “Fund”)
Supplement dated April 7, 2025 to the Prospectus, Summary Prospectus and Statement of Additional
Information (“SAI”), each dated October 31, 2024, as may be supplemented from time to time
Effective on or about May 6, 2025 (the “Effective Date”), the Fund’s principal investment strategy will change. Currently, the Fund primarily invests in exchange-traded funds (ETFs) that each focus on common stocks of companies included in an individual sector of the S&P 500® Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”). As of the Effective Date, the Fund will primarily invest in (i) Equity Sector ETFs and (ii) common stocks of companies included in the Equity Sectors. Accordingly, as of the Effective Date:
1.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 102 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:
The Fund primarily invests its assets in securities of other exchange-traded funds (“ETFs”) and common stocks of individual U.S. companies. In particular, the Fund allocates its assets among (i) ETFs that each focus on common stocks of companies included in an individual sector of the S&P 500® Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”) and (ii) common stocks of companies included in the Equity Sectors (“Equity Sector Common Stocks”). As of the date of this Prospectus, the Equity Sectors include: communication services, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, real estate, information technology and utilities. Components of the S&P 500 Index, and the sector classifications as determined by GICS, are subject to change and are not controlled by the Fund or the Adviser.
SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund’s investment adviser, allocates the Fund’s investment exposures among the Equity Sectors based on a proprietary sector selection model. The sector selection model first incorporates macroeconomic, financial and market data to arrive at a projected return forecast for each Equity Sector. Using these projected return forecasts, the model then allocates the weightings of each Equity Sector to construct a target Equity Sector allocation (the “Target Equity Sector Allocation”) that seeks to maximize expected return. The portfolio’s final sector allocation is subject to the Adviser’s risk and diversification constraints, which limit the amount an Equity Sector may represent in the portfolio. The Adviser may not fully implement the results of the sector selection model if it believes the model does not take into account all relevant data, or that a different evaluation or weighting of the data is more appropriate. It is possible the Fund may not have exposure to all Equity Sectors at all times. The Adviser obtains exposure to specific Equity Sectors by allocating assets primarily among the corresponding Equity Sector ETFs and/or Equity Sector Common Stocks based on a proprietary optimization-based portfolio construction process designed to limit the variance between (i) the return of the Fund’s investments and (ii) the return of the Target Equity Sector Allocation.
The Adviser typically rebalances the Fund’s portfolio on a monthly basis, although rebalancing may occur more frequently depending on market conditions. The Adviser buys and sells securities for the Fund at each rebalancing based on the results of the process described above. As a result of frequent rebalances, the Fund may experience a high turnover rate.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investments purposes) directly or indirectly through the underlying ETFs, in securities of U.S. companies. The Fund may invest in ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services.

SPDR SSGA US Sector Rotation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR® SSGA US Sector Rotation ETF
(the “Fund”)
Supplement dated April 7, 2025 to the Prospectus, Summary Prospectus and Statement of Additional
Information (“SAI”), each dated October 31, 2024, as may be supplemented from time to time
Effective on or about May 6, 2025 (the “Effective Date”), the Fund’s principal investment strategy will change. Currently, the Fund primarily invests in exchange-traded funds (ETFs) that each focus on common stocks of companies included in an individual sector of the S&P 500® Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”). As of the Effective Date, the Fund will primarily invest in (i) Equity Sector ETFs and (ii) common stocks of companies included in the Equity Sectors. Accordingly, as of the Effective Date:
1.	The section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 102 of the Prospectus and page 1 of the Summary Prospectus is deleted and replaced with the following:
The Fund primarily invests its assets in securities of other exchange-traded funds (“ETFs”) and common stocks of individual U.S. companies. In particular, the Fund allocates its assets among (i) ETFs that each focus on common stocks of companies included in an individual sector of the S&P 500® Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”) and (ii) common stocks of companies included in the Equity Sectors (“Equity Sector Common Stocks”). As of the date of this Prospectus, the Equity Sectors include: communication services, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, real estate, information technology and utilities. Components of the S&P 500 Index, and the sector classifications as determined by GICS, are subject to change and are not controlled by the Fund or the Adviser.
SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund’s investment adviser, allocates the Fund’s investment exposures among the Equity Sectors based on a proprietary sector selection model. The sector selection model first incorporates macroeconomic, financial and market data to arrive at a projected return forecast for each Equity Sector. Using these projected return forecasts, the model then allocates the weightings of each Equity Sector to construct a target Equity Sector allocation (the “Target Equity Sector Allocation”) that seeks to maximize expected return. The portfolio’s final sector allocation is subject to the Adviser’s risk and diversification constraints, which limit the amount an Equity Sector may represent in the portfolio. The Adviser may not fully implement the results of the sector selection model if it believes the model does not take into account all relevant data, or that a different evaluation or weighting of the data is more appropriate. It is possible the Fund may not have exposure to all Equity Sectors at all times. The Adviser obtains exposure to specific Equity Sectors by allocating assets primarily among the corresponding Equity Sector ETFs and/or Equity Sector Common Stocks based on a proprietary optimization-based portfolio construction process designed to limit the variance between (i) the return of the Fund’s investments and (ii) the return of the Target Equity Sector Allocation.
The Adviser typically rebalances the Fund’s portfolio on a monthly basis, although rebalancing may occur more frequently depending on market conditions. The Adviser buys and sells securities for the Fund at each rebalancing based on the results of the process described above. As a result of frequent rebalances, the Fund may experience a high turnover rate.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investments purposes) directly or indirectly through the underlying ETFs, in securities of U.S. companies. The Fund may invest in ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests its assets in securities of other exchange-traded funds (“ETFs”) and common stocks of individual U.S. companies. In particular, the Fund allocates its assets among (i) ETFs that each focus on common stocks of companies included in an individual sector of the S&P 500® Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”) and (ii) common stocks of companies included in the Equity Sectors (“Equity Sector Common Stocks”). As of the date of this Prospectus, the Equity Sectors include: communication services, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, real estate, information technology and utilities. Components of the S&P 500 Index, and the sector classifications as determined by GICS, are subject to change and are not controlled by the Fund or the Adviser.
SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund’s investment adviser, allocates the Fund’s investment exposures among the Equity Sectors based on a proprietary sector selection model. The sector selection model first incorporates macroeconomic, financial and market data to arrive at a projected return forecast for each Equity Sector. Using these projected return forecasts, the model then allocates the weightings of each Equity Sector to construct a target Equity Sector allocation (the “Target Equity Sector Allocation”) that seeks to maximize expected return. The portfolio’s final sector allocation is subject to the Adviser’s risk and diversification constraints, which limit the amount an Equity Sector may represent in the portfolio. The Adviser may not fully implement the results of the sector selection model if it believes the model does not take into account all relevant data, or that a different evaluation or weighting of the data is more appropriate. It is possible the Fund may not have exposure to all Equity Sectors at all times. The Adviser obtains exposure to specific Equity Sectors by allocating assets primarily among the corresponding Equity Sector ETFs and/or Equity Sector Common Stocks based on a proprietary optimization-based portfolio construction process designed to limit the variance between (i) the return of the Fund’s investments and (ii) the return of the Target Equity Sector Allocation.
The Adviser typically rebalances the Fund’s portfolio on a monthly basis, although rebalancing may occur more frequently depending on market conditions. The Adviser buys and sells securities for the Fund at each rebalancing based on the results of the process described above. As a result of frequent rebalances, the Fund may experience a high turnover rate.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investments purposes) directly or indirectly through the underlying ETFs, in securities of U.S. companies. The Fund may invest in ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services.